UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     February 08, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    68

Form 13F Information Table Value Total:    $178,129 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2616    48445 SH       OTHER                   48445        0        0
ADOBE SYS INC                  COM              00724F101     2827    76872 SH       OTHER                   76872        0        0
AETNA INC NEW                  COM              00817Y108     1898    59873 SH       OTHER                   59873        0        0
AIR PRODS & CHEMS INC          COM              009158106     2668    32912 SH       OTHER                   32912        0        0
ALLSTATE CORP                  COM              020002101     3006   100072 SH       OTHER                  100072        0        0
AMGEN INC                      COM              031162100     2371    41905 SH       OTHER                   41905        0        0
ANADARKO PETE CORP             COM              032511107     3118    49958 SH       OTHER                   49958        0        0
APACHE CORP                    COM              037411105     3654    35416 SH       OTHER                   35416        0        0
APPLE INC                      COM              037833100     4037    19156 SH       OTHER                   19156        0        0
AT&T INC                       COM              00206R102     2894   103260 SH       OTHER                  103260        0        0
BANK OF AMERICA CORPORATION    COM              060505104      298    19758 SH       SOLE                    19758        0        0
BB&T CORP                      COM              054937107      636    25081 SH       OTHER                   25081        0        0
BECTON DICKINSON & CO          COM              075887109     2646    33555 SH       OTHER                   33555        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      228     4191 SH       OTHER                    4191        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2598    67770 SH       OTHER                   67770        0        0
CATERPILLAR INC DEL            COM              149123101     2661    46688 SH       OTHER                   46688        0        0
CHEVRON CORP NEW               COM              166764100      254     3304 SH       OTHER                    3304        0        0
CISCO SYS INC                  COM              17275R102     3345   139726 SH       OTHER                  139726        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1560    97443 SH       OTHER                   97443        0        0
CONOCOPHILLIPS                 COM              20825C104     2955    57859 SH       OTHER                   57859        0        0
CVS CAREMARK CORPORATION       COM              126650100     2895    89873 SH       OTHER                   89873        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2426    75213 SH       OTHER                   75213        0        0
E M C CORP MASS                COM              268648102     2749   157364 SH       OTHER                  157364        0        0
EATON CORP                     COM              278058102      413     6494 SH       SOLE                     6494        0        0
EXELON CORP                    COM              30161N101     3642    74524 SH       OTHER                   74524        0        0
EXXON MOBIL CORP               COM              30231G102     5086    74593 SH       OTHER                   74593        0        0
FRANKLIN RES INC               COM              354613101     3114    29559 SH       OTHER                   29559        0        0
GENERAL ELECTRIC CO            COM              369604103     2884   190643 SH       OTHER                  190643        0        0
GENERAL MLS INC                COM              370334104     2903    40997 SH       OTHER                   40997        0        0
GILEAD SCIENCES INC            COM              375558103     2155    49804 SH       OTHER                   49804        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     1998    47290 SH       OTHER                   47290        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3075    18212 SH       OTHER                   18212        0        0
HALLIBURTON CO                 COM              406216101     3295   109496 SH       OTHER                  109496        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109      348    54093 SH       OTHER                   54093        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      418    30150 SH       OTHER                   30150        0        0
HEWLETT PACKARD CO             COM              428236103     3077    59734 SH       OTHER                   59734        0        0
HOME DEPOT INC                 COM              437076102     2135    73788 SH       OTHER                   73788        0        0
HONEYWELL INTL INC             COM              438516106     2710    69139 SH       OTHER                   69139        0        0
INTEL CORP                     COM              458140100     2956   144901 SH       OTHER                  144901        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3569    27266 SH       OTHER                   27266        0        0
JOHNSON & JOHNSON              COM              478160104     2521    39143 SH       OTHER                   39143        0        0
KIMBERLY CLARK CORP            COM              494368103     2747    43117 SH       OTHER                   43117        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2599    29896 SH       OTHER                   29896        0        0
MCDONALDS CORP                 COM              580135101     2062    33029 SH       OTHER                   33029        0        0
MCGRAW HILL COS INC            COM              580645109     1764    52650 SH       OTHER                   52650        0        0
MERCK & CO INC NEW             COM              58933Y105      355     9707 SH       OTHER                    9707        0        0
MORGAN STANLEY                 COM NEW          617446448     3069   103697 SH       OTHER                  103697        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      164    28332 SH       SOLE                    28332        0        0
NIKE INC                       CL B             654106103     2480    37543 SH       OTHER                   37543        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2814    53678 SH       OTHER                   53678        0        0
ORACLE CORP                    COM              68389X105     3249   132454 SH       OTHER                  132454        0        0
PARKER HANNIFIN CORP           COM              701094104      291     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     2849    46855 SH       OTHER                   46855        0        0
PNC FINL SVCS GROUP INC        COM              693475105      704    13328 SH       OTHER                   13328        0        0
POTASH CORP SASK INC           COM              73755L107     2185    20142 SH       OTHER                   20142        0        0
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229      357    21900 SH       SOLE                    21900        0        0
PPL CORP                       COM              69351T106     4334   134131 SH       OTHER                  134131        0        0
PROCTER & GAMBLE CO            COM              742718109     3329    54910 SH       OTHER                   54910        0        0
QUALCOMM INC                   COM              747525103     3367    72785 SH       OTHER                   72785        0        0
SCHLUMBERGER LTD               COM              806857108     3016    46331 SH       OTHER                   46331        0        0
SELECTIVE INS GROUP INC        COM              816300107      570    34660 SH       SOLE                    34660        0        0
STATE STR CORP                 COM              857477103     2807    64474 SH       OTHER                   64474        0        0
STRYKER CORP                   COM              863667101     1466    29098 SH       OTHER                   29098        0        0
SYSCO CORP                     COM              871829107     2859   102324 SH       OTHER                  102324        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2888    41614 SH       OTHER                   41614        0        0
UNIVEST CORP PA                COM              915271100    20110  1147168 SH       OTHER                 1147168        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2662    80348 SH       OTHER                   80348        0        0
WELLS FARGO & CO NEW           COM              949746101     2393    88647 SH       OTHER                   88647        0        0